TAXES PAYABLE (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 2,091,590	$ 299,093	¥ 193,484
Income tax payable	440,016	62,921	440,030
Other taxes payable	323,477	46,257	162,115
Total taxes payable	¥ 2,855,083	$ 408,271	¥ 795,629